Investments	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investments
(7) Investments
Investments on the Consolidated Balance Sheets as of December 31, 2011 and 2010 included available-for-sale and trading securities. At December 31, 2011 and 2010, Federated held investments totaling $159.5 million and $105.7 million, respectively, in fluctuating-value Federated-sponsored mutual funds that were classified as available-for-sale securities and were included in Investments- affiliates on the Consolidated Balance Sheets. Federated’s trading securities totaled $113.5 million and $29.2 million at December 31, 2011 and 2010, respectively, and were included in Investments - other on the Consolidated Balance Sheets. Federated consolidates certain investment companies into its Consolidated Financial Statements as a result of Federated’s controlling financial interest in the products (see Note (5)). All investments held by these investment companies, which primarily represented Federated-sponsored investment companies, were included in Federated’s Consolidated Balance Sheets as of December 31, 2011 and 2010 as trading securities.
Federated’s trading securities as of December 31, 2011 were primarily comprised of high quality short-term debt securities held by a consolidated, non-US dollar-denominated sponsored money market fund ($77.1 million), as well as shares of an offshore master fund invested in global project and trade finance transactions ($17.9 million) and stocks of large-cap U.S. and international companies ($10.9 million) held by various other consolidated investment companies.

Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2011				2010
		Gross Unrealized		Estimated Market Value		Gross Unrealized		Estimated Market Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$43,217	$2,037	$(925)	$44,329	$41,879	$5,200	$(24)	$47,055
Fixed-income mutual funds	115,699	461	(950)	115,210	58,143	662	(136)	58,669
Total fluctuating-value mutual funds	$158,916	$2,498	$(1,875)	$159,539	$100,022	$5,862	$(160)	$105,724

The increase in available-for-sale securities at December 31, 2011 as compared to December 31, 2010, was primarily due to Federated investing $60.0 million of available cash in certain Federated-sponsored fixed-income mutual funds during 2011. As of December 31, 2011, unrealized gains of $2.5 million related to equity and fixed-income investments with a fair value of $48.4 million. As of December 31, 2011, unrealized losses of $1.9 million related to fixed-income and equity investments with a fair value of $111.1 million, all of which were outstanding for less than twelve months.
Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments consisted of the following for the years ended December 31:

in thousands	2011	2010	2009
Unrealized (loss) gain
Trading securities	$(871)	$541	$2,824
Derivatives[1]	(560)	190	(18)
Realized gains[2]
Available-for-sale securities	3,006	1,239	118
Trading securities	931	2,045	810
Derivatives[1]	570	720	328
Purchased loans	0	678	0
Realized losses[2]
Available-for-sale securities	0	(6)	0
Trading securities	(830)	(958)	(1,405)
Derivatives[1]	(814)	(907)	0
Impairments	0	0	(386)
Gain on securities, net[3]	$1,432	$3,542	$2,271

1	These items relate to the settlement of economic derivatives held either by certain consolidated sponsored products or Federated.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.